Preferred Stock - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Temporary Equity [Line Items]
Proceeds from redeemable preferred stock			$ 57,387	$ 10,625
Common Stock
Temporary Equity [Line Items]
Repurchase of common stock shares	0	0
Series B Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period shares		571	787	145,747
Proceeds from redeemable preferred stock		$ 41,609,000		$ 10,625,000
Temporary equity issue price per share			$ 72.90	$ 72.90